EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - Nonadjusting events [member] - USD ($)		3 Months Ended
	Jan. 01, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Percentage of earn back	20.00%
Market capitalization	$ 1,000,000,000
Shares issued, shares	6,579,929
Shares issued, value	$ 3,715,519
Description of bitcoin treasury	the issuance of these financial statements, the Company increased its Bitcoin purchases for its Bitcoin Treasury by an additional $12 million to 440 Bitcoin for $42 million, at an average price of $95,519 per Bitcoin. The Company has funded its Bitcoin purchases from its reserves, use of its ATM facility and $20.5 million in debt financing with crypto-backed loan by putting 397 Bitcoin in custody
Repayment of debt	$ 20,900,000
[custom:ATMFunding-0]	$ 150,000,000
Caused damages		$ 450,000,000
Legal sction		$ 251,000,000
Conversion shares		3,000,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Shares issued, shares	500,000
Shares issued, value	$ 336,000
XD Academy [member]
IfrsStatementLineItems [Line Items]
Shares issued, shares	48,703
Shares issued, value	$ 40,000
Wes Christian [Member]
IfrsStatementLineItems [Line Items]
Legal sction		$ 263,000,000